SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total operating revenues	$ 75,818	$ 108,232	$ 223,089	$ 266,647
Vessel operating expenses	(14,740)	(16,372)	(46,463)	(49,378)
Voyage and commission expenses	(1,685)	(2,312)	(5,164)	(7,241)
Administrative expenses	(3,110)	(2,944)	(10,227)	(10,140)
Amount invoiced under sales-type lease	0		0
Adjusted EBITDA	56,283	86,604	161,235	199,888
Total assets	2,121,633	2,262,871	2,121,633	2,262,871	$ 2,240,817
Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues	101,836	131,968	301,143	290,383
Vessel operating expenses	(20,426)	(21,421)	(64,265)	(54,427)
Voyage and commission expenses	(1,685)	(2,967)	(5,394)	(7,896)
Administrative expenses	(3,333)	(4,007)	(10,957)	(11,203)
Amount invoiced under sales-type lease	4,600		6,900
Adjusted EBITDA	80,992	103,573	227,427	216,857
Total assets	2,121,633	2,262,871	2,121,633	2,262,871
Operating Segments | FSRU
Segment Reporting Information [Line Items]
Total operating revenues	63,490	96,836	181,719	232,370
Vessel operating expenses	(9,542)	(10,317)	(31,405)	(32,755)
Voyage and commission expenses	(1,002)	(1,146)	(3,236)	(3,898)
Administrative expenses	(1,870)	(1,810)	(6,194)	(6,479)
Amount invoiced under sales-type lease	4,600		6,900
Adjusted EBITDA	55,676	83,563	147,784	189,238
Total assets	1,090,228	1,112,411	1,090,228	1,112,411
Operating Segments | LNG Carrier
Segment Reporting Information [Line Items]
Total operating revenues	12,328	11,396	41,370	34,277
Vessel operating expenses	(5,198)	(6,055)	(15,058)	(16,623)
Voyage and commission expenses	(683)	(1,166)	(1,928)	(3,343)
Administrative expenses	(1,240)	(1,134)	(4,033)	(3,661)
Amount invoiced under sales-type lease	0		0
Adjusted EBITDA	5,207	3,041	20,351	10,650
Total assets	516,802	537,239	516,802	537,239
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues	26,018	23,736	78,054	23,736
Vessel operating expenses	(5,686)	(5,049)	(17,802)	(5,049)
Voyage and commission expenses	0	(655)	(230)	(655)
Administrative expenses	(223)	(1,063)	(730)	(1,063)
Amount invoiced under sales-type lease	0		0
Adjusted EBITDA	20,109	16,969	59,292	16,969
Total assets	196,045	208,554	196,045	208,554
Unallocated
Segment Reporting Information [Line Items]
Total operating revenues	0	0	0	0
Vessel operating expenses	0	0	0	0
Voyage and commission expenses	0	0	0	0
Administrative expenses	0	0	0	0
Amount invoiced under sales-type lease	0		0
Adjusted EBITDA	0	0	0	0
Total assets	318,558	404,667	318,558	404,667
Eliminations
Segment Reporting Information [Line Items]
Total operating revenues	(26,018)	(23,736)	(78,054)	(23,736)
Vessel operating expenses	5,686	5,049	17,802	5,049
Voyage and commission expenses	0	655	230	655
Administrative expenses	223	1,063	730	1,063
Amount invoiced under sales-type lease	(4,600)		(6,900)
Adjusted EBITDA	(24,709)	(16,969)	(66,192)	(16,969)
Total assets	$ 0	$ 0	$ 0	$ 0